TAXES AND CONTRIBUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TAXES AND CONTRIBUTIONS
Current asset	R$ 1,274,969	R$ 1,135,913
Non-current asset	1,153,616	439,196
Current liabilities	992,887	1,271,700
Non-current liabilities	574,781	723,716
Contingent liability on legal proceedings	47,023,866	43,952,814
Tax Dispute on Calculation of IRPJ and CSLL | Furnas
TAXES AND CONTRIBUTIONS
Contingent liability on legal proceedings	1,976,858	1,876,516
Income Tax and Social Contribution Recovery Suit | CGT Eletrosul
TAXES AND CONTRIBUTIONS
Contingent liability on legal proceedings	733,906	667,642
IRRF / CSRF - Witholding Taxes
TAXES AND CONTRIBUTIONS
Current asset	1,172,389	989,112
Current liabilities	225,932	489,883
PIS / COFINS - Sales Taxes
TAXES AND CONTRIBUTIONS
Current asset	20,033	101,677
Non-current asset	201,951	192,505
Current liabilities	583,966	538,341
Non-current liabilities	431,797	592,894
INSS / FGTS - Payroll Contributions
TAXES AND CONTRIBUTIONS
Current liabilities	65,600	150,734
PAES / REFIS - Renegotiated Taxes
TAXES AND CONTRIBUTIONS
Current liabilities	36,586	35,064
Non-current liabilities	142,984	130,822
IR/CS
TAXES AND CONTRIBUTIONS
Non-current asset	822,196	152,427
VAT
TAXES AND CONTRIBUTIONS
Current asset	68,691	18,420
Non-current asset	106,585	72,621
Current liabilities	45,034	24,453
ISS - Service Tax
TAXES AND CONTRIBUTIONS
Current liabilities	22,185	17,054
Others
TAXES AND CONTRIBUTIONS
Current asset	13,856	26,704
Non-current asset	22,884	21,643
Current liabilities	R$ 13,584	R$ 16,171